Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs ESG Emerging Markets Equity Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs ESG Emerging Markets Equity Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 53 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 105 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-167 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2024 was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 53 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 105 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-167 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Other Expenses” for Institutional and Class R6 Shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor, Class R and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in emerging country issuers that the Investment Adviser believes adhere to the Fund’s environmental, social and governance (“ESG”) criteria. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation, the United Nations (and its agencies) or the Fund’s benchmark index provider in determining whether a country is emerging or developed. Emerging countries are generally located in Africa, Asia, the Middle East, Central and Eastern Europe and Central and South America.The Fund’s ESG criteria are generally designed to exclude companies that are directly engaged in, and/or derive significant revenue from, certain industries or product lines, including, but not limited to:◼alcohol;◼tobacco;◼gambling;◼adult entertainment;◼for-profit prisons;◼weapons;◼oil and gas exploration and production; ◼thermal coal mining; and◼thermal coal power generation.In determining whether a company is directly engaged in, and/or derives significant revenue from, the industries or product lines listed above, the Fund will use revenue thresholds for certain industries or product lines (e.g., companies that derive more than 5% of revenue from tobacco) and categorical exclusions for other industries or product lines (e.g., companies that derive any revenue from controversial weapons) and apply such thresholds and exclusions to data provided by one or more third-party vendor(s). Generally, the highest revenue threshold used will be 5%. The Investment Adviser, in its sole discretion, retains the right not to use data provided by third-party vendors where it deems the data to be not representative of a company’s current business operations. In such cases, or where data on specific companies may not be available from third-party vendors, the Investment Adviser may make reasonable estimates or otherwise exercise its discretion. The Fund’s ESG criteria may be updated periodically to, among other things, add or remove certain industries or product lines from the screening process, revise the revenue thresholds and categorical exclusions applicable to such activities, or change particular industries or product lines from a categorical exclusion to a revenue threshold, or vice versa.Once the Investment Adviser determines that an issuer meets the Fund’s ESG criteria, the Investment Adviser conducts a supplemental analysis of individual companies’ corporate governance factors and a range of environmental and social factors that may vary by sector. This supplemental analysis will be conducted alongside traditional fundamental, bottom-up financial analysis of individual companies, using traditional fundamental metrics. The Investment Adviser may engage in active dialogues with company management teams to further inform investment decision-making and to foster best corporate governance practices using its fundamental and ESG analysis. The Fund may invest in a company prior to completion of the supplemental analysis or without engaging with company management. Instances in which the supplemental analysis may not be completed prior to investment include but are not limited to initial public offerings (“IPOs”), in-kind transfers, corporate actions, and/or certain short-term holdings.The Investment Adviser may sell holdings for several reasons, including, among others, changes in a company’s fundamentals or earnings, a company no longer meeting the Fund’s ESG criteria, or a company otherwise failing to conform to the Investment Adviser’s investment philosophy.The Fund may invest in the aggregate up to 20% of its Net Assets in: (i) fixed income securities of private and government emerging country issuers; (ii) equity and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers; and (iii) equity and fixed income securities of issuers that may not adhere to the Fund’s ESG criteria.The Investment Adviser measures the Fund's performance against the MSCI Emerging Markets Index (Net, USD, Unhedged).THE FUND IS “NON-DIVERSIFIED” UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AND MAY INVEST A GREATER PORTION OF ITS ASSETS IN ONE OR MORE ISSUERS OR IN FEWER ISSUERS THAN “DIVERSIFIED” MUTUAL FUNDS.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index.The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at am.gs.com or by calling the appropriate phone number on the back cover of the Prospectus. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	am.gs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:ReturnsQuarter endedBest Quarter Return22.75%June 30, 2020Worst Quarter Return-21.37%March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2024
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Benchmark returns do not reflect any deductions for fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Benchmark returns do not reflect any deductions for fees or expenses.The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loss of money is a risk of investing in the Fund.
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | ESG Standards Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Standards Risk. The Fund’s adherence to its ESG criteria and the application of the Investment Adviser’s supplemental ESG analysis when selecting investments generally will affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund generally will not seek to invest in companies that the Investment Adviser believes have adverse social or environmental impacts (e.g., alcohol, tobacco, gambling, adult entertainment, oil and gas, coal or weapons companies). Adhering to the ESG criteria and applying the Investment Adviser’s supplemental ESG analysis may also affect the Fund’s performance relative to similar funds that do not adhere to such criteria or apply such analysis. Additionally, the Fund’s adherence to the ESG criteria and the application of the supplemental ESG analysis in connection with identifying and selecting equity investments in emerging country issuers often require more subjective analysis and may be relatively more difficult than applying the ESG criteria or the supplemental ESG analysis to equity investments of all issuers because data availability may be more limited with respect to emerging country issuers than developed country issuers. When assessing whether an issuer meets the Fund’s ESG criteria and conducting an ESG analysis of an issuer, the Investment Adviser generally will rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable and may vary significantly from one third-party data provider to another, which may adversely impact the investment process. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, which may change without notice. The Fund’s ESG criteria and the application of the supplemental ESG analysis may be changed without shareholder approval.
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | Foreign and Emerging Countries Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks are more pronounced in connection with the Fund’s investments in securities of issuers located in, or otherwise economically tied to, emerging countries.
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | Greater China Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Greater China Risk. Investing in Greater China involves a higher degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. The Fund’s investment exposure to Greater China may subject the Fund, to a greater extent than if investments were made in developed countries, to the risks of adverse securities markets, exchange rates and social, political, regulatory, economic or environmental events and natural disasters which may occur in the China region. The economy, industries, and securities and currency markets of Greater China are particularly vulnerable to the region’s dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies and territorial and other disputes with other countries. The imposition of tariffs or other trade barriers by the U.S. or foreign governments on exports from Mainland China may also have an adverse impact on Chinese issuers. There is also the risk that the U.S. government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers which may negatively affect the liquidity and price of their securities and cause the government of the People’s Republic of China (“PRC”) to take retaliatory measures. In addition, currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries have had, and may continue to have, negative effects on the economies and securities markets of Greater China. The government of the PRC exercises significant control over the economy in Mainland China, and may at any time alter or discontinue economic reforms. The willingness and ability of the Chinese government to support freer markets is uncertain. Investments in Greater China are subject to the risk of confiscatory taxation, nationalization or expropriation of assets, potentially frequent changes in the law, intervention by the PRC in contractual arrangements, and imperfect information because companies in the China region may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Taiwan and Hong Kong do not exercise the same level of control over their economies as does the PRC with respect to Mainland China, but changes to their political and economic relationships with the PRC could adversely impact the Fund’s investments in Taiwan and Hong Kong.
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | Large Shareholder Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund's net asset value ("NAV") and liquidity. Similarly, large Fund share purchases may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell at the desired times and prices. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions and prices. These risks may be more pronounced in connection with the Fund's investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | Mid Cap and Small Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.87%
Other Expenses	rr_OtherExpensesOverAssets	1.87%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.73%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.37%
1 Year	rr_ExpenseExampleYear01	$ 682
3 Years	rr_ExpenseExampleYear03	1,301
5 Years	rr_ExpenseExampleYear05	1,943
10 Years	rr_ExpenseExampleYear10	$ 3,659
1 Year	rr_AverageAnnualReturnYear01	3.58%
5 Years	rr_AverageAnnualReturnYear05	(0.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2018
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.87%
Other Expenses	rr_OtherExpensesOverAssets	2.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.73%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	2.12%
1 Year	rr_ExpenseExampleYear01	$ 315
3 Years	rr_ExpenseExampleYear03	1,016
5 Years	rr_ExpenseExampleYear05	1,836
10 Years	rr_ExpenseExampleYear10	$ 3,970
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Class C Shares – Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 215
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,016
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,836
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,970
1 Year	rr_AverageAnnualReturnYear01	7.85%
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2018
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.76%
Other Expenses	rr_OtherExpensesOverAssets	1.76%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.72%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	$ 104
3 Years	rr_ExpenseExampleYear03	687
5 Years	rr_ExpenseExampleYear05	1,296
10 Years	rr_ExpenseExampleYear10	$ 2,944
2019	rr_AnnualReturn2019	27.08%
2020	rr_AnnualReturn2020	32.21%
2021	rr_AnnualReturn2021	(2.90%)
2022	rr_AnnualReturn2022	(29.98%)
2023	rr_AnnualReturn2023	4.82%
2024	rr_AnnualReturn2024	9.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.37%)
1 Year	rr_AverageAnnualReturnYear01	9.90%
5 Years	rr_AverageAnnualReturnYear05	0.72%
Since Inception	rr_AverageAnnualReturnSinceInception	1.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2018
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.87%
Other Expenses	rr_OtherExpensesOverAssets	1.87%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.73%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.12%
1 Year	rr_ExpenseExampleYear01	$ 114
3 Years	rr_ExpenseExampleYear03	719
5 Years	rr_ExpenseExampleYear05	1,350
10 Years	rr_ExpenseExampleYear10	$ 3,051
1 Year	rr_AverageAnnualReturnYear01	9.80%
5 Years	rr_AverageAnnualReturnYear05	0.65%
Since Inception	rr_AverageAnnualReturnSinceInception	1.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2018
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.87%
Other Expenses	rr_OtherExpensesOverAssets	1.87%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.73%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.62%
1 Year	rr_ExpenseExampleYear01	$ 165
3 Years	rr_ExpenseExampleYear03	869
5 Years	rr_ExpenseExampleYear05	1,596
10 Years	rr_ExpenseExampleYear10	$ 3,523
1 Year	rr_AverageAnnualReturnYear01	9.29%
5 Years	rr_AverageAnnualReturnYear05	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	1.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2018
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.75%
Other Expenses	rr_OtherExpensesOverAssets	1.75%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.72%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	684
5 Years	rr_ExpenseExampleYear05	1,291
10 Years	rr_ExpenseExampleYear10	$ 2,935
1 Year	rr_AverageAnnualReturnYear01	10.02%
5 Years	rr_AverageAnnualReturnYear05	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2018
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | Return After Taxes on Distributions | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.90%
5 Years	rr_AverageAnnualReturnYear05	(0.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.38%
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.71%
5 Years	rr_AverageAnnualReturnYear05	(0.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
Class A C Inst Inv R R6 Shares | Goldman Sachs ESG Emerging Markets Equity Fund | MSCI Emerging Markets Index (Net, USD, Unhedged)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.48%
5 Years	rr_AverageAnnualReturnYear05	1.70%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%

[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The “Other Expenses” for Institutional and Class R6 Shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in order to achieve an effective net management fee rate of 0.91% as an annual percentage of the Fund’s average daily net assets and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC ("Goldman Sachs"), the Fund's transfer agent, has agreed to waive a portion of its transfer agency fee (a component of "Other Expenses") equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Class R and Investor Shares of the Fund. These arrangements will remain in effect through at least February 28, 2026, and prior to such date, the Investment Adviser and Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.